Preferred Shares (Details) - Schedule of Preferred Shares Activities - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	100,843,631
Balance	¥ 664,160
Balance (in Shares)		100,843,631
Balance		¥ 664,160
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		100,843,631
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 661,173
Accretion of preferred share redemption value	¥ 22,379	¥ 2,987
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	100,843,631
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 686,539
Series A [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	22,000,000
Balance	¥ 82,002
Balance (in Shares)		22,000,000
Balance		¥ 82,002
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		22,000,000
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 82,002
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	22,000,000
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 82,002
Series B [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	23,983,789
Balance	¥ 94,833
Balance (in Shares)		23,983,789
Balance		¥ 94,833
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		23,983,789
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 94,833
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	23,983,789
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 94,833
Series B-1 [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	7,913,872
Balance	¥ 33,612
Balance (in Shares)		7,913,872
Balance		¥ 33,612
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		7,913,872
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 33,612
Accretion of preferred share redemption value
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	7,913,872
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 33,612
Series C [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	20,327,789
Balance	¥ 108,892
Balance (in Shares)		20,327,789
Balance		¥ 108,892
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		20,327,789
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 108,501
Accretion of preferred share redemption value	¥ 2,894	¥ 391
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	20,327,789
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 111,786
Series D [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	11,818,754
Balance	¥ 104,156
Balance (in Shares)		11,818,754
Balance		¥ 104,156
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		11,818,754
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 103,404
Accretion of preferred share redemption value	¥ 5,643	¥ 752
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	11,818,754
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 109,799
Series E [Member]
Preferred Shares (Details) - Schedule of Preferred Shares Activities [Line Items]
Balance (in Shares)	14,799,427
Balance	¥ 240,665
Balance (in Shares)		14,799,427
Balance		¥ 240,665
Issuance of Preferred Shares upon Step 2 Reorganization (in Shares)		14,799,427
Issuance of Preferred Shares upon Step 2 Reorganization		¥ 238,821
Accretion of preferred share redemption value	¥ 13,842	¥ 1,844
Conversion of preferred shares to ordinary shares upon the completion of the IPO (in Shares)	14,799,427
Conversion of preferred shares to ordinary shares upon the completion of the IPO	¥ 254,507